Share-Based Payment Arrangements - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 CAD ($) yr $ / shares	Mar. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($) yr $ / shares	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) yr $ / shares	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) yr	Dec. 31, 2019 CAD ($) $ / shares	Mar. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Statements [Line Items]
Percentage of issued and outstanding shares reserved for issuance under the Plan			10.00%	10.00%
Proceeds from exercise of options		$ 5,329,835			$ 70,000		$ 543,249
Unrecognized share based compensation expense related to unvested stock options granted			$ 1,824,812	$ 1,824,812	$ 710,934	$ 710,934	$ 1,061,013	$ 1,061,013
Information about how expected volatility was determined, share options granted			Expected volatility is based on an evaluation of the historical volatility of the Company’s share prices since the Company commenced trading which is a reasonable approximation of the volatility over the expected term
Unrecognized share based compensation expense related to unvested other equity instruments granted	$ 1,231,192		$ 1,824,812	$ 1,824,812
Share based compensation by share based award options exercisable	285,295		275,473	275,473	161,244	161,244	17,014	17,014
Share based compensation by share based award options excercisable weighted average exercise price | $ / shares									$ 10.94	$ 11.1	$ 11.7	$ 12.87
Grant date share price | $ / shares	$ 5.18			$ 7		$ 8.93		$ 10.88
Exercise price | $ / shares	$ 5.17			$ 7.1		$ 9.74		11.13
Risk-free rate	1.62%		1.32%		0.36%		1.57%
Expected life, years | yr	6.5		6.2		5		3.9
Expected volatility	74.00%		75.00%		66.00%		54.00%
Expected dividends	0.00%
Forfeiture rate	10.00%		7.00%				10.00%
Bottom of range [member] | Exercise Price Range Four Point Seven Three To Eighteen Point Zero Two [Member]
Statements [Line Items]
Exercise price of outstanding share options | $ / shares									4.73
Top of range [member] | Exercise Price Range Four Point Seven Three To Eighteen Point Zero Two [Member]
Statements [Line Items]
Exercise price of outstanding share options | $ / shares									$ 18.02
Each Anniversary Date Over Three Years [Member]
Statements [Line Items]
Share based payment arrangement, Vesting right percentage			33.00%	33.00%
Stock Options [Member]
Statements [Line Items]
Description of maximum term of options granted for share based payment arrangement			10
Description of vesting requirements for share based payment arrangement			vest as to 33% on each anniversary date of the date of grant
Number of months determining vested options exercisable			3 months
Weighted average share price | (per share)	$ 3.13		$ 4.25		$ 4.54			$ 4.91
Weighted average fair value of share options granted	$ 151,094		$ 2,061,007	$ 2,061,007	$ 698,949	$ 698,949	$ 1,597,043	$ 1,597,043
Description of option pricing model, share options granted	Black-Scholes model		Black-Scholes model
Stock Options [Member] | Each Of The Three One Year Anniversaries Of The Date Of Grant [Member]
Statements [Line Items]
Share based payment arrangement, Vesting right percentage			33.00%	33.00%
Stock Options [Member] | If All Exercisable Options Were Exercised [Member]
Statements [Line Items]
Proceeds from exercise of options			$ 3,057,750		1,886,555		1,206,687
Restricted Share Units [Member]
Statements [Line Items]
Description of vesting requirements for share based payment arrangement			RSUs have various terms ranging from immediate vesting to vesting on either the first, second or third anniversary of the grant date, or as to 33% on each anniversary date of the grant over three years.
Information about how expected volatility was determined, share options granted	The fair value of each RSU is based on the market price of the Company’s common shares on the date of grant		The fair value of each RSU is based on the market price of the Company’s common shares on the date of grant
Conversion basis			one
Weighted average fair value at measurement date, Other equity instruments granted	$ 174,329		$ 528,028	$ 528,028	1,069,042	1,069,042	829,976	829,976
Unrecognized share based compensation expense related to unvested other equity instruments granted	$ 310,434		$ 277,686	$ 277,686	$ 807,830	$ 807,830	$ 702,373	$ 702,373